COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended	0 Months Ended		1 Months Ended		2 Months Ended
	Feb. 01, 2010 item	Dec. 31, 2010	Dec. 31, 2010 Common Stock		Sep. 07, 2010 BEIID and Elite Noble Limited and Shah Capital Opportunity Fund LP	Feb. 01, 2010 BEIID and Elite Noble Limited and Shah Capital Opportunity Fund LP	Sep. 07, 2010 BEIID and Elite Noble Limited and Shah Capital Opportunity Fund LP Option to purchase additional shares	Dec. 31, 2012 BEIID and Elite Noble Limited and Shah Capital Opportunity Fund LP Option to purchase additional shares	Sep. 07, 2010 BEIID and Elite Noble Limited and Shah Capital Opportunity Fund LP Common Stock	Sep. 07, 2010 BEIID and Elite Noble Limited and Shah Capital Opportunity Fund LP Common Stock Option to purchase additional shares	Nov. 08, 2010 Elite Noble Limited	Oct. 07, 2010 Elite Noble Limited	Nov. 08, 2010 Elite Noble Limited
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES
Number of unrelated investment funds	2
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES
Proposed investment						$ 48,500,000
Purchase price per share (in dollars per share)					$ 2.2
Reduced purchase price per share (in dollars per share)					$ 2.027
Option to purchase additional shares. Maximum (in shares)													3,972,251
Option to purchase additional shares after reverse share split, maximum (in shares)													1,324,084
Option to purchase additional shares, maximum, value													8,100,000
Exercise price per share (in dollars per share)											$ 2.047	$ 2.027
Exercise price per share after reverse share split (in dollars per share)											$ 6.141	$ 6.081
Stock issued during period (in shares)			7,515,491	[1]					18,073,202
Stock issued during period after reverse share split (in shares)									6,024,401
Net cash proceeds from issuance of common stock		34,594,000			34,600,000		500,000		34,100,000
Fair Value of Option								$ 500,000
Risk-free interest rate (as a percent)										0.16%
Volatility rate (as a percent)										55.00%
Contractual life										2 months 12 days
Dividend rate (as a percent)										0.00%

[1]	Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2012 and 2011 have been adjusted retroactively to reflect the one for three reverse share split.